Proved Properties (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Proved Properties
Proved leasehold costs	$ 411,657	$ 376,271	$ 283,302
Wells and related equipment - Completed	634,980	379,036	89,140
Wells and related equipment - In process	38,244	33,264	26,763
Total proved properties	$ 1,084,881	$ 788,571	$ 399,205